Note 9 - Deferred Income	12 Months Ended
Dec. 31, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]
9.	Deferred Income

The amounts shown in the accompanying consolidated balance sheets amounting to $3,129,671 and $4,735,350 represent time charter revenues received in advance as of December 31, 2012 and as of December 31, 2013, respectively.